FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Not measured at fair value in statement of financial position but for which fair value is disclosed [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value [Line Items]
Cash and cash equivalents	$ 1,020,810
Cash on hand	2,120
Bank balance	558,078
Overnight	386,034
Time deposits	74,578
Other financial assets, current	74,671
Other financial assets	74,671
Trade debtors, other accounts receivable and Current accounts receivable	902,672
Accounts receivable from entities related, current	724
Other financial assets, not current	15,622
Accounts receivable, non-current	12,201
Other current financial liabilities	4,447,780
Accounts payable for trade and other accounts payable, current	4,860,153
Accounts payable to entities related, non-current	661,602
Other financial liabilities, not current	5,948,702
Accounts payable, not current	472,426
Not measured at fair value in statement of financial position but for which fair value is disclosed [Member] | Restated [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value [Line Items]
Cash and cash equivalents		$ 1,663,059
Cash on hand		4,277
Bank balance		732,578
Overnight		802,220
Time deposits		123,984
Other financial assets, current		46,153
Other financial assets		46,153
Trade debtors, other accounts receivable and Current accounts receivable		599,381
Accounts receivable from entities related, current		158
Other financial assets, not current		33,140
Accounts receivable, non-current		4,986
Other current financial liabilities		3,050,059
Accounts payable for trade and other accounts payable, current		2,322,125
Accounts payable to entities related, non-current		812
Other financial liabilities, not current		7,803,801
Accounts payable, not current		396,423
At fair value [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value [Line Items]
Cash and cash equivalents	1,020,810
Cash on hand	2,120
Bank balance	558,078
Overnight	386,034
Time deposits	74,578
Other financial assets, current	74,671
Other financial assets	74,671
Trade debtors, other accounts receivable and Current accounts receivable	902,672
Accounts receivable from entities related, current	724
Other financial assets, not current	15,622
Accounts receivable, non-current	12,201
Other current financial liabilities	4,339,370
Accounts payable for trade and other accounts payable, current	4,860,153
Accounts payable to entities related, non-current	662,345
Other financial liabilities, not current	5,467,594
Accounts payable, not current	$ 472,426
At fair value [Member] | Restated [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value [Line Items]
Cash and cash equivalents		1,663,059
Cash on hand		4,277
Bank balance		732,578
Overnight		802,220
Time deposits		123,894
Other financial assets, current		46,153
Other financial assets		46,153
Trade debtors, other accounts receivable and Current accounts receivable		599,381
Accounts receivable from entities related, current		158
Other financial assets, not current		33,140
Accounts receivable, non-current		4,986
Other current financial liabilities		2,995,768
Accounts payable for trade and other accounts payable, current		2,322,125
Accounts payable to entities related, non-current		812
Other financial liabilities, not current		6,509,081
Accounts payable, not current		$ 410,706